FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 7,253	$ 62,937
Restricted Cash		34	185
Cash and investment in severance benefit accounts		3,161	3,687
Subordinated term loan	[1]	41,528	37,991
Subordinated Debt	[1]	11,119	10,577
Senior term loan	[1]	40,529	41,063
Convertible debt		43,928	41,343
Long-term debt
Public Warrants		345	8,510
Warrants	[2]	36	1,317
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		7,253	62,937
Restricted Cash		34	185
Cash and investment in severance benefit accounts		3,161	3,687
Public Warrants		345	8,510
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Subordinated term loan	[1]	25,503	28,376
Subordinated Debt	[1]	7,386	7,674
Senior term loan	[1]	36,680	43,276
Convertible debt		48,249	44,494
Long-term debt
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	[2]	$ 36	$ 1,317

[1]	As of December 31, 2022 and 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021.
[2]	As of December 31, 2022 and 2021, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2022: